Goodwill and Identifiable Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of the Company's Identifiable Intangible Assets
The Company’s identifiable intangible assets consist of the following as of September 30, 2023 and December 31, 2022 (
in thousands
):

	As of September 30, 2023
	Original Cost	Accumulated Amortization	Net Amount	Remaining Weighted Average Amortization Period (years)
Trade name	$13,000	$(3,018)	$9,982	15.4
Customer relationships	150,000	(34,725)	115,275	13.1

Total identifiable intangible assets	$163,000	$(37,743)	$125,257

	As of December 31, 2022
	Original Cost	Accumulated Amortization	Net Amount	Remaining Weighted Average Amortization Period (years)
Trade name	$13,000	$(2,531)	$10,469	16.1
Customer relationships	150,000	(28,107)	121,893	13.8

Total identifiable intangible assets	$163,000	$(30,638)	$132,362

The Company’s identifiable intangible assets consist of the following as of December 31, 2022 and 2021 (
in thousands
):

	As of December 31, 2022
	Original Cost	Accumulated Amortization	Net Amount	Remaining Weighted Average Amortization Period (years)
Trade name	$13,000	$(2,531)	$10,469	16.1
Customer relationships	150,000	(28,107)	121,893	13.8

Total identifiable intangible assets	$163,000	$(30,638)	$132,362

	As of December 31, 2021
	Original Cost	Accumulated Amortization	Net Amount	Remaining Weighted Average Amortization Period (years)
Trade name	$13,000	$(1,881)	$11,119	17.1
Customer relationships	150,000	(19,284)	130,716	14.8

Total identifiable intangible assets	$163,000	$(21,165)	$141,835

Summary of Future Minimum Amortization Expense for Identified Intangible Assets
As of September 30, 2023, the following is a summary of future minimum amortization expense for identified intangible assets (
in thousands
):

Amount
Years ending December 31,
Remainder of 2023	$2,368
2024	9,474
2025	9,474
2026	9,474
2027	9,474
Thereafter	84,993

Total	$125,257

At December 31, 2022, the following is a summary of future minimum amortization expense for identified intangible assets (
in thousands
):

Amount
Years ending December 31,
2023	$9,474
2024	9,474
2025	9,474
2026	9,474
2027	9,474
Thereafter	84,992

Total	$132,362